Employees and Employee-Related Costs	12 Months Ended
Dec. 31, 2021
Employees and Employee-Related Costs
Employees and Employee-Related Costs

Note 7. Employees and Employee-Related Costs

The number of employees, including executive and non-executive directors, during the year was as follows:

	Years Ended December 31,
	2021	2020	2019
Average number of full-time employees	53	33	25
Number of employees at end of period:
Denmark and United States	61	35	31
Total employees, at end of period	61	35	31

Employee Costs:

	Years Ended December 31,
	2021	2020	2019

	(USD in thousands)
Wages and salaries	$6,909	$4,016	$2,819
Cash bonus	668	—	—
Share-based compensation expenses	1,379	3,408	2,362
Defined contribution plans	649	206	96
Other social security expenses	28	17	12
Other staff expenses	364	196	176
Total	$9,997	$7,843	$5,465

	Years Ended December 31,
	2021	2020	2019

	(USD in thousands)
Total Employee costs classified as:
Research and development expenses	$7,845	$4,833	$3,607
General and administrative expenses	2,152	3,010	1,858
Total	$9,997	$7,843	$5,465

	Years Ended December 31,
	2021	2020	2019

	(USD in thousands)
Non-management employee benefit expenses classified as:
Research and development expenses	$6,414	$4,009	$2,590
General and administrative expenses	836	611	668
Total	$7,250	$4,620	$3,258

Remuneration to the Board of Directors and Executive Management

	Year Ended December 31,
	2021	2020	2019

	(USD in thousands)
Remuneration to the Executive Management:
Wages and salaries	$1,833	$1,298	$900
Share-based compensation expenses	514	1,566	956
Total	2,347	2,864	1,856
Remuneration to the Board of Directors:
Wages and salaries	313	—	—
Share-based compensation expenses	87	359	351
Total	400	359	351
Remuneration to the Board of Directors and Executive Management classified as:
Research and development expenses	1,431	824	1,017
General and administrative expenses	1,316	2,399	1,190
Total	$2,747	$3,223	$2,207

The Executive Management was comprised of four members in January 2019 and expanded again to five members in October 2019, of which one member resigned in 2020 and one other member resigned in 2021. It was expanded to 5 members again in 2021.